Segment Information - Summary of Company's Reportable Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total revenue	$ 89,434	$ 73,150
Cost of sales, excluding depletion	18,286	16,003
Depletion	37,845	29,028
Impairment of mineral, royalty and other interests	2,660	4,475
Other	74	(498)
Income (loss) before taxes	23,008	8,704
Cash flow from operating activities	57,339	47,574
Cash and cash equivalents	6,971	5,892	$ 12,539
Deferred income tax assets	4,303	9,038
Assets	623,175	588,887
Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	18,286	16,003
Depletion	37,845	29,028
Impairment of mineral, royalty and other interests	2,660	4,475
Other	(340)	(221)
Income (loss) before taxes	30,983	23,865
Cash flow from operating activities	66,013	56,461
Assets	518,485	506,881
Material Reconciling Items [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Impairment of mineral, royalty and other interests	0	0
Other	414	(277)
Income (loss) before taxes	(7,975)	(15,161)
Cash flow from operating activities	(8,674)	(8,887)
Cash and cash equivalents	6,971	5,892
Investments	83,641	60,180
Deferred income tax assets	4,303	9,038
Other assets	9,775	6,896
Assets	104,690	82,006
Material Reconciling Items [member] | Administrative and Project Evaluation Expenses [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Impairment of mineral, royalty and other interests	0	0
Other	0	0
Income (loss) before taxes	(14,184)	(11,253)
Cash flow from operating activities	(8,557)	(7,378)
Material Reconciling Items [member] | Foreign exchange gain loss [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Impairment of mineral, royalty and other interests	0	0
Other	0	0
Income (loss) before taxes	(86)	(2,630)
Cash flow from operating activities	0	0
Material Reconciling Items [member] | Gain on revaluation of investments [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Impairment of mineral, royalty and other interests	0	0
Other	0	0
Income (loss) before taxes	9,456	30
Cash flow from operating activities	0	0
Material Reconciling Items [member] | Finance expense net [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Impairment of mineral, royalty and other interests	0	0
Other	0	0
Income (loss) before taxes	(2,747)	(1,585)
Cash flow from operating activities	373	(37)
Material Reconciling Items [member] | Other income statement line item [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Impairment of mineral, royalty and other interests	0	0
Other	414	(277)
Income (loss) before taxes	(414)	277
Cash flow from operating activities	(490)	(1,472)
Bachelor Lake [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	0	525
Black Fox [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	8,405	9,708
Bracemac-McLeod [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	3,915	5,366
Chapada [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	55,586	58,926
Diavik [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	21,238	31,192
Hounde [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	37,596	41,549
Karma [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	13,041	16,983
Ming [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	9,015	10,904
Santa Elena [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	1,744	2,356
Yamana Silver Stream [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	58,488	68,164
Other Royalties [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	80,281	82,092
Aurizona Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	11,706	10,723
Hod Maden [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	122,403	133,042
Hugo North Extension and Heruga Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	35,351	35,351
Fruta del Norte [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	33,300	0
Relief Canyon [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	26,416	0
Gold [member] | Bachelor Lake [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	3,000	2,667
Depletion	469	402
Impairment of mineral, royalty and other interests	0	0
Other	0	0
Income (loss) before taxes	5,063	4,134
Cash flow from operating activities	5,555	4,756
Gold [member] | Black Fox [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	1,540	2,396
Depletion	1,321	1,443
Impairment of mineral, royalty and other interests	0	0
Other	0	0
Income (loss) before taxes	997	1,835
Cash flow from operating activities	2,318	3,484
Gold [member] | Hounde [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	4,037	4,478
Impairment of mineral, royalty and other interests	0	0
Other	0	0
Income (loss) before taxes	2,388	2,266
Cash flow from operating activities	5,037	5,393
Gold [member] | Karma [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	1,634	1,610
Depletion	3,775	3,941
Impairment of mineral, royalty and other interests	0	0
Other	0	0
Income (loss) before taxes	2,747	2,490
Cash flow from operating activities	6,647	6,539
Gold [member] | Ming [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	1,889	396
Impairment of mineral, royalty and other interests	0	0
Other	0	0
Income (loss) before taxes	1,871	544
Cash flow from operating activities	3,760	940
Gold [member] | Santa Elena [member] | Operating segments [member] | MEXICO
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	4,252	4,652
Depletion	560	750
Impairment of mineral, royalty and other interests	0	0
Other	0	0
Income (loss) before taxes	8,254	7,695
Cash flow from operating activities	8,832	8,908
Gold [member] | All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion		43
Depletion		161
Impairment of mineral, royalty and other interests		0
Other		538
Income (loss) before taxes		(201)
Cash flow from operating activities		506
Gold [member] | Aurizona Segment [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0
Depletion	675
Impairment of mineral, royalty and other interests	0
Other	0
Income (loss) before taxes	2,682
Cash flow from operating activities	1,757
Gold [member] | Fruta del Norte [Member] | Operating segments [member] | ECUADOR
Disclosure of operating segments [line items]
Other	0
Cash flow from operating activities	0
Various [member] | Bracemac-McLeod [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	1,578	1,327
Impairment of mineral, royalty and other interests	0	0
Other	0	0
Income (loss) before taxes	1,678	1,910
Cash flow from operating activities	3,130	3,370
Various [member] | Other Royalties [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	3,227	3,941
Impairment of mineral, royalty and other interests	212	4,475
Other	(340)	(759)
Income (loss) before taxes	4,021	(2,597)
Cash flow from operating activities	4,684	4,734
Copper [member] | Chapada [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	3,311	3,469
Depletion	3,366	4,100
Impairment of mineral, royalty and other interests	0	0
Other	0	0
Income (loss) before taxes	4,331	4,039
Cash flow from operating activities	7,697	8,139
Diamonds [member] | Diavik [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	7,256	5,697
Impairment of mineral, royalty and other interests	2,448	0
Other	0	0
Income (loss) before taxes	(4,030)	1,500
Cash flow from operating activities	5,924	7,047
Silver [member] | Yamana Silver Stream [member] | Operating segments [member] | ARGENTINA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	4,549	1,166
Depletion	9,692	2,392
Impairment of mineral, royalty and other interests	0	0
Other	0	0
Income (loss) before taxes	981	250
Cash flow from operating activities	10,672	2,645
Sales [member]
Disclosure of operating segments [line items]
Total revenue	63,602	50,632
Sales [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	63,602	50,632
Sales [member] | Material Reconciling Items [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Administrative and Project Evaluation Expenses [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Foreign exchange gain loss [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Gain on revaluation of investments [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Finance expense net [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Other income statement line item [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Gold [member] | Bachelor Lake [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	8,532	6,923
Sales [member] | Gold [member] | Black Fox [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	3,858	5,674
Sales [member] | Gold [member] | Hounde [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Gold [member] | Karma [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Total revenue	8,156	8,041
Sales [member] | Gold [member] | Ming [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	3,760	940
Sales [member] | Gold [member] | Santa Elena [member] | Operating segments [member] | MEXICO
Disclosure of operating segments [line items]
Total revenue	13,066	13,097
Sales [member] | Gold [member] | All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue		541
Sales [member] | Gold [member] | Aurizona Segment [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	0
Sales [member] | Gold [member] | Fruta del Norte [Member] | Operating segments [member] | ECUADOR
Disclosure of operating segments [line items]
Total revenue	0
Sales [member] | Various [member] | Bracemac-McLeod [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Various [member] | Other Royalties [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Copper [member] | Chapada [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	11,008	11,608
Sales [member] | Diamonds [member] | Diavik [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Silver [member] | Yamana Silver Stream [member] | Operating segments [member] | ARGENTINA
Disclosure of operating segments [line items]
Total revenue	15,222	3,808
Royalty revenue [member]
Disclosure of operating segments [line items]
Total revenue	25,832	22,518
Royalty revenue [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	25,832	22,518
Royalty revenue [member] | Material Reconciling Items [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Administrative and Project Evaluation Expenses [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Foreign exchange gain loss [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Gain on revaluation of investments [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Finance expense net [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Other income statement line item [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Other Royalties [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	2,200	800
Royalty revenue [member] | Other Royalties [member] | ARGENTINA
Disclosure of operating segments [line items]
Total revenue	1,100	1,300
Royalty revenue [member] | Gold [member] | Bachelor Lake [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	0	280
Royalty revenue [member] | Gold [member] | Black Fox [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Gold [member] | Hounde [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Total revenue	6,425	6,744
Royalty revenue [member] | Gold [member] | Karma [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Gold [member] | Ming [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Gold [member] | Santa Elena [member] | Operating segments [member] | MEXICO
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Gold [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	6,300	4,300
Royalty revenue [member] | Gold [member] | All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue		0
Royalty revenue [member] | Gold [member] | Aurizona Segment [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	3,357
Royalty revenue [member] | Various [member] | Bracemac-McLeod [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	3,256	3,237
Royalty revenue [member] | Various [member] | Other Royalties [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	7,120	5,060
Royalty revenue [member] | Copper [member] | Bracemac-McLeod [member]
Disclosure of operating segments [line items]
Total revenue	1,200	1,000
Royalty revenue [member] | Copper [member] | Chapada [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Diamonds [member] | Diavik [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	5,674	7,197
Royalty revenue [member] | Silver [member] | Yamana Silver Stream [member] | Operating segments [member] | ARGENTINA
Disclosure of operating segments [line items]
Total revenue	$ 0	$ 0